Note 4 - Securities Available for Sale - Securities in a Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Less Than Twelve Months # of Investments	1	4
Less Than Twelve Months Fair Value	$ 4,956	$ 12,143
Less Than Twelve Months Unrealized Losses	$ (3)	$ (65)
Twelve Months or More # of Investments	1	5
Twelve Months or More Fair Value	$ 630	$ 20,637
Twelve Months or More Unrealized Losses	(70)	(56)
Total fair value	5,586	32,780
Total temporarily impaired securities	$ (73)	$ (121)
Collateralized Mortgage Backed Securities [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments	1	4
Less Than Twelve Months Fair Value	$ 4,956	$ 12,143
Less Than Twelve Months Unrealized Losses	$ (3)	$ (65)
Twelve Months or More # of Investments	0	0
Twelve Months or More Fair Value	$ 0	$ 0
Twelve Months or More Unrealized Losses	0	0
Total fair value	4,956	12,143
Total temporarily impaired securities	$ (3)	$ (65)
Other Marketable Securities [Member] | Preferred Stock [Member]
Less Than Twelve Months # of Investments	0	0
Less Than Twelve Months Fair Value	$ 0	$ 0
Less Than Twelve Months Unrealized Losses	$ 0	$ 0
Twelve Months or More # of Investments	1	1
Twelve Months or More Fair Value	$ 630	$ 665
Twelve Months or More Unrealized Losses	(70)	(35)
Total fair value	630	665
Total temporarily impaired securities	$ (70)	$ (35)
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Less Than Twelve Months # of Investments		0
Less Than Twelve Months Fair Value		$ 0
Less Than Twelve Months Unrealized Losses		$ 0
Twelve Months or More # of Investments		4
Twelve Months or More Fair Value		$ 19,972
Twelve Months or More Unrealized Losses		(21)
Total fair value		19,972
Total temporarily impaired securities		$ (21)